Statement of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jun. 30, 2012
Statement of Operations
Loss on derivative instruments, mark-to-market adjustments on derivative instruments	$ 5,408
General and administrative, non-cash stock based compensation	$ 54